Lease commitments	12 Months Ended
Mar. 31, 2015
Lease commitments

22. Lease commitments:

Toyota leases certain assets under capital lease and operating lease arrangements.

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31,
	2014	2015
Class of property
Building	15,828	15,872
Machinery and equipment	30,770	30,764
Less - Accumulated depreciation	(24,985)	(27,647)

	21,613	18,989

Amortization expenses under capital leases for the years ended March 31, 2013, 2014 and 2015 were ¥5,265 million, ¥5,151 million and ¥4,348 million, respectively.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2015 are as follows:

Years ending March 31,	Yen in millions
2016	4,558
2017	3,442
2018	2,585
2019	2,258
2020	1,757
Thereafter	10,498

Total minimum lease payments	25,098
Less - Amount representing interest	(5,639)

Present value of net minimum lease payments	19,459
Less - Current obligations	(3,743)

Long-term capital lease obligations	15,716

Rental expenses under operating leases for the years ended March 31, 2013, 2014 and 2015 were ¥90,081 million, ¥94,613 million and ¥98,479 million, respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2015 are as follows:

Years ending March 31,	Yen in millions
2016	14,765
2017	12,343
2018	10,540
2019	7,361
2020	5,461
Thereafter	25,904

Total minimum future rentals	76,374